Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Financial guarantees USD ($)	Mar. 31, 2012 Financial guarantees INR	Mar. 31, 2011 Financial guarantees INR	Mar. 31, 2012 Performance guarantees USD ($)	Mar. 31, 2012 Performance guarantees INR	Mar. 31, 2011 Performance guarantees INR	Mar. 31, 2012 Documentary credits USD ($)	Mar. 31, 2012 Documentary credits INR	Mar. 31, 2011 Documentary credits INR	Mar. 31, 2012 Guarantees USD ($)	Mar. 31, 2012 Guarantees INR	Mar. 31, 2011 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 6,799.2	346,013.0	271,367.9	$ 1,511.5	76,921.6	62,104.7	$ 1,177.2	59,909.3	54,857.1	$ 4,110.5	209,182.1	154,406.1
Estimated fair values of bank guarantees	$ (21.0)	(1,067.6)	(908.4)							$ (3.4)	(171.7)	(166.2)	$ (17.6)	(895.9)	(742.2)